Acquisitions - Pro Forma Results (Detail) - Cadillac Jack [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 156,110	$ 160,341
Business Acquisition, Pro Forma Net Income (Loss)	$ 54,682	$ 83,709